SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Changes in non-cash operating working capital items
CHANGE IN NON-CASH OPERATING WORKING CAPITAL ITEMS

	Years ended December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Accounts receivable	(133)	(160)
Inventories	(31)	17
Other current assets	(6)	17
Accounts payable and accrued liabilities	103	9
Contract and other liabilities	(47)	(47)

Total change in non-cash operating working capital items	(114)	(164)

CAPITAL EXPENDITURES

	Years ended December 31
(In millions of dollars)	2018	2017

Capital expenditures before proceeds on disposition	2,815	2,510
Proceeds on disposition	(25)	(74)

Capital expenditures	2,790	2,436